Debt	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Debt

Note 10	Debt

On May 11, 2023, Bell Canada issued, under its 2016 trust indenture, 5.100% Series US-8 Notes, with a principal amount of $850 million in U.S. dollars ($1,138 million in Canadian dollars), which mature on May 11, 2033. The Series US-8 Notes have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 12, Financial assets and liabilities, for additional details.

On February 9, 2023, Bell Canada issued, under its 1997 trust indenture, 4.55% Series M-58 medium-term note (MTN) debentures, with a principal amount of $1,050 million, which mature on February 9, 2030. Additionally, on the same date, Bell Canada issued, under its 1997 trust indenture, 5.15% Series M-59 MTN Debentures, with a principal amount of $450 million, which mature on February 9, 2053.

The Series M-58 and M-59 MTN debentures and the Series US-8 Notes are fully and unconditionally guaranteed by BCE.

In Q2 2023, Bell Canada reclassified its 4.00% Series 10 debentures with a principal amount of $225 million, which mature on May 27, 2024, from long-term debt to debt due within one year.
In Q1 2023, Bell Canada reclassified its 2.70% Series M-44 MTN debentures with a total principal amount of $1 billion and its 0.75% US-3 Notes with a principal amount of $600 million in U.S. dollars ($777 million in Canadian dollars), which mature on February 27, 2024 and March 17, 2024, respectively, from long-term debt to debt due within one year.